Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2020	2019

Deferred tax assets:
Carry forward tax losses	$9,074	$7,975
Other temporary differences	88	126

Deferred tax assets before valuation allowance	9,162	8,101
Valuation allowance	(9,162)	(8,101)

Net deferred tax assets	$-	$-